Property and Equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 — Property and equipment, net

Property and equipment, net, consist of the following:

	As of December 31,
	2020	2019

Computer equipment	$494,803	$409,346
Office equipment, fixtures and furniture	2,084,615	1,953,259
Capitalized development cost and software acquired	8,081,105	6,027,310
Automobiles	165,149	154,788
Subtotal	10,825,672	8,544,703
Less: accumulated depreciation and amortization	(3,641,571)	(1,980,063)
Total	$7,184,101	$6,564,640

Depreciation and amortization expense for the years ended December 31, 2020, 2019 and 2018 amounted to $310,845, $299,959 and $272,458, respectively. The Company capitalized development costs related to its core supporting modules of the global trade applications and solutions for internal use incurred during the application development stage. The amortization expense for the years ended December 31, 2020, 2019 and 2018 totaled $1,140,727, $652,245 and $370,807, respectively.

The estimated amortization of capitalized development cost is as follows:

Twelve months ending December 31,	Estimated amortization expense
2021	$1,513,352
2022	1,385,346
2023	1,203,410
2024	911,125
2025	390,387
Thereafter	16,003
Total	$5,419,623